MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

September 28, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:    MONEY MARKET OBLIGATIONS TRUST

    Federated Prime Cash Obligations Fund (the “Fund” or “Portfolio”)

    1940 Act File No. 811-5950

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Fund.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Federated Automated Cash Management Trust, a portfolio of Money Market Obligations Trust and Federated Prime Cash Series, a portfolio of Cash Trust Series, Inc., will transfer substantially all of its assets to the Portfolio in exchange for shares of the Portfolio.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any comments you may have by October 13, 2015. If you have any questions on the enclosed material, please do not hesitate to contact me at (724) 720-8838.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Senior Paralegal

Enclosures